CURRENT AND DEFERRED TAXES - Schedule of composition of current tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Provisional monthly payments (advances), Current assets	$ 18,982	$ 18,559
Provisional monthly payments (advances), Non-current assets	0	0
Provisional monthly payments (advances), total assets	18,982	18,559
Other recoverable credits, current assets	28,048	14,474
Other recoverable credits, Non-current assets	0	0
Other recoverable credits, total assets	28,048	14,474
Total assets by current tax, current assets	47,030	33,033
Total assets by current tax, Non-current assets	0	0
Total assets by current tax, total assets	$ 47,030	$ 33,033